CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents		$ 11,711	$ 7,372
Marketable securities		659	888
Trade and other receivables		4,731	3,762
Inventories		5,677	8,189
Recoverable income taxes		418	2,493
Other recoverable taxes		2,177	1,051
Others		1,230	1,493
Current assets other than assets classified as held for sale		26,603	25,248
Assets classified as held for sale		785	2,564
Current assets		27,388	27,812
Long-term receivables
Trade and other receivables		2,631	2,567
Marketable securities		44	58
Judicial deposits		7,281	8,236
Deferred income taxes		6,451	1,388
Other recoverable taxes		3,158	3,939
Others		635	1,503
Non-current receivables		20,200	17,691
Investments		3,273	5,499
Property, plant and equipment	[1]	124,201	159,265
Intangible assets		14,948	19,473
Non-current assets		162,622	201,928
Total assets		190,010	229,740
Current liabilities
Trade payables		6,859	5,601
Finance debt		4,186	4,469
Lease liability		5,698	5,737
Income taxes payable		198	276
Other taxes payable		2,636	3,424
Dividends payable		858	1,558
Short-term benefits		1,953	1,645
Pension and medical benefits		1,549	887
Others		1,603	1,973
Current liabilities other than Liabilities on assets classified as held for sale		25,540	25,570
Liabilities related to assets classified as held for sale		685	3,246
Current liabilities		26,225	28,816
Non-current liabilities
Finance debt		49,702	58,791
Lease liability		15,952	18,124
Income taxes payable		357	504
Deferred income taxes		195	1,760
Pension and medical benefits		14,520	25,607
Provisions for legal proceedings		2,199	3,113
Provision for decommissioning costs		18,780	17,460
Others		2,204	1,350
Non-current liabilities		103,909	126,709
Total liabilities		130,134	155,525
Equity
Share capital (net of share issuance costs)		107,101	107,101
Capital reserve and capital transactions		1,064	1,064
Profit reserves		65,917	65,627
Accumulated other comprehensive (deficit)		(114,734)	(100,469)
Attributable to the shareholders of Petrobras		59,348	73,323
Non-controlling interests		528	892
Total equity		59,876	74,215
Total liabilities and equity		$ 190,010	$ 229,740

[1]	Amounts paid for obtaining rights and concessions for exploration of oil and gas (capitalized acquisition costs) are not included.